Capital Stock and Share-Based Employee Compensation 10-K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Capital Stock and Share-Based Employee Compensation [Abstract]
Summary of stock option activity
The following tables summarize the activity in options for the 26 weeks ended December 4, 2012 under these stock option plans (in thousands, except per-share data):

		Weighted-
		Average
Service-based vesting:	Options	Exercise Price
Balance at June 5, 2012	2,716	$8.79
Granted	503	7.81
Exercised	(28)	6.24
Forfeited	(70)	8.99
Balance at December 4, 2012	3,121	$8.65

Exercisable at December 4, 2012	2,497	$8.79

		Weighted-
		Average
Performance-based vesting:	Options	Exercise Price
Balance at June 5, 2012	–	$–
Granted	250	7.81
Balance at December 4, 2012	250	$7.81

Exercisable at December 4, 2012	–	$–

The following table summarizes the activity in options under these stock option plans (Options and Aggregate Intrinsic Value are in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at June 2, 2009	4,802	$23.06
Granted	622	6.58
Exercised	-	-
Forfeited	(1,378)	25.46

Balance at June 1, 2010	4,046	$19.70
Granted	927	9.39
Exercised	(249)	7.64
Forfeited	(1,485)	29.70

Balance at May 31, 2011	3,239	$13.10
Granted	253	7.87
Exercised	(61)	5.82
Forfeited	(715)	28.24
Balance at June 5, 2012	2,716	$8.79	3.48	$ 197

Exercisable	2.283	$8.79	3.09	$ 197

Weighted average assumptions used in estimating fair value of option grant
The weighted average fair value at date of grant for options granted during fiscal 2012, 2011, and 2010 was $4.60, $5.42, and $3.69 per share, respectively. With the exception of options awarded to our CEO, the grant date fair value of stock options is amortized over the respective vesting period of the grants. Our CEO was the only person to receive an award of stock options during fiscal 2012. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010

Risk-free interest rate	0.80%	1.52%	2.20%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	0.7563	0.7336	0.6945
Expected life (in years)	4.50	4.50	4.50

Summary of restricted stock activity
The following tables summarize our restricted stock activity for the 26 weeks ended December 4, 2012 (in thousands, except per-share data):

		Weighted-Average
	Restricted	Grant-Date
Service-based vesting:	Stock	Fair Value
Non-vested at June 5, 2012	797	$8.37
Granted	773	7.42
Vested	(291)	7.50
Forfeited	–	–
Non-vested at December 4, 2012	1,279	$7.99

		Weighted-Average
	Restricted	Grant-Date
Performance-based vesting:	Stock	Fair Value
Non-vested at June 5, 2012	423	$7.75
Granted	344	6.99
Vested	(85)	7.29
Forfeited	(314)	7.87
Non-vested at December 4, 2012	368	$7.04

The following table summarizes the status of our restricted stock activity (in thousands, except per-share data):

		2012		2011	2010
	Shares	Weighted Average Fair Value	Shares	Weighted Average Fair Value	Shares	Weighted Average Fair Value
Performance-Based Vesting:
Non-vested at beginning of year	299	$7.24	721	$7.13	1,195	$7.64
Granted	384	7.87	-	-	348	6.58
Vested	(260)	7.33	(421)	7.05	(186)	7.64
Forfeited	-	-	(1)	7.82	(636)	7.64
Non-vested at end of year	423	$7.75	299	$7.24	721	$7.13

Service-Based Vesting:
Non-vested at beginning of year	551	$8.22	427	$7.42	208	$8.97
Granted	495	8.30	235	10.21	299	7.01
Vested	(248)	7.89	(111)	9.39	(78)	9.99
Forfeited	(1)	9.39	-	-	(2)	7.63
Non-vested at end of year	797	$8.37	551	$8.22	427	$7.42